Derivative Liability (Tables)	3 Months Ended
Mar. 31, 2014
Derivative Liability [Abstract]
Schedule of Derivative Liabilities at Fair Value

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 are summarized as follows:

	Fair Value as of March 31, 2014
	Level 1	Level 2	Level 3	Total

Derivative liability	$—	$—	$99,344	$99,344

Schedule of Derivative Liability, Fair Value, Unobservable Input Reconciliation

The following table presents the fair value reconciliation of Level 3 liabilities measured at fair value on a recurring basis during the three months ended March 31, 2014.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative
Beginning balance, December 31, 2013	$—
Issuances:
Derivatives liability related to down-round provision of common stock units	99,344

Ending balance, March 31, 2014	$99,344